Trading properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Trading properties
Non-current	$ 252,004	$ 166,561
Current	17,758	47,670
Total	$ 269,762	$ 214,231